UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

The Flex-funds Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o The Flex-funds Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant’s telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

Item 1.	Schedule of Investments.

Schedule of Investments

September 30, 2005 (unaudited)

The Muirfield Fund

Security Description	Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 89.2%
American Beacon Large Cap Value Fund	616,919		12,751,724
Artisan Mid Cap Value Fund	1,081,052		21,188,630
Brandywine Blue Fund #	156,117		4,892,708
First American Mid Cap Growth Opportunities Fund - Class A	506,858		21,059,931
HighMark Small Cap Value Fund - Class A #	180,685		3,373,384
JP Morgan Diversified Mid Cap Value Fund - Class A	350,753		6,923,861
Total Registered Investment Companies	(Cost $69,764,978)		70,190,238
U.S. Government Obligations - 1.4%
U.S. Treasury Bill, 3.51%, due 12/01/05*	500,000		497,184
U.S. Treasury Bill, 3.38%, due 12/08/05*	600,000		596,228
Total U.S. Government Obligations	(Cost $1,093,463)		1,093,412
Repurchase Agreements - 9.4%
Morgan Stanley DW, Inc., 4.00%, 10/03/05, (Collateralized by $7,559,277 various Commercial Paper, at 4.00%, due 10/31/2005 - 1/3/2006, value - $7,521,480) purchase date 09/30/2005	7,374,000		7,374,000
Total Repurchase Agreements	(Cost $7,374,000)		7,374,000
Total Investments - 100.0%	(Cost $78,232,441	)(a)	78,657,650
Liabilities less Other Assets - (0.0%)			(13,453)
Total Net Assets - 100.0%			78,644,197
Trustee Deferred Compensation**
The Flex-funds Dynamic Growth Fund	2,965		24,521
The Flex-funds Quantex Fund	3,307		56,252
The Flex-funds Muirfield Fund	10,526		54,314
The Flex-funds Total Return Utilities Fund	2,280		46,307
Total Trustee Deferred Compensation	(Cost $167,953)		181,394
Futures Contracts

	Long Contracts		Unrealized Appreciation (Depreciation)($)
Standard & Poors MidCap 400 expiring December 2005, notional value $8,288,050	23		(54,625)
Total Futures Contracts			(54,625)

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$583,264
Unrealized depreciation	(158,055)

Net unrealized appreciation (depreciation)	$425,209

#	Represents non-income producing securities.

*	Pledged as collateral on futures contracts.

**	Assets of affiliates to The Muirfield Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2005 (unaudited)

The Total Return Utilities Fund

Security Description	Shares or Principal Amount ($)	Value ($)
Common Stocks - 95.6%
Electric/Gas Utility - 12.4%
AGL Resources, Inc.	22,985	852,973
ATMOS Energy Corp.	18,355	518,529
MDU Resources Group, Inc.	19,440	693,036
NiSource, Inc.	42,460	1,029,655
		3,094,193
Electric Utility - 16.7%
Energy East Corp.	38,925	980,521
KeySpan Corp.	15,125	556,297
IDACORP, Inc.	23,660	712,876
Pepco Holdings, Inc.	18,600	432,822
Sierra Pacific Resources #	98,055	1,456,117
		4,138,633
Natural Gas (Distributor) - 19.0%
Dynegy, Inc. #	80,905	381,062
Enterprise Products Partners, L.P.	25,311	637,331
National Fuel Gas Co.	21,980	751,716
Nicor, Inc.	13,260	557,318
ONEOK, Inc.	25,205	857,474
Southern Union Co.	21,351	550,207
Vectren Corp.	24,525	695,284
WGL Holdings, Inc.	10,150	326,119
		4,756,511
Oil & Natural Gas - 31.6%
Anadarko Petroleum Corp.	7,165	686,049
Equitable Resources, Inc.	29,400	1,148,364
Kinder Morgan Energy Partners, L.P.	21,868	1,155,724
Peoples Energy Corp.	12,245	482,208
Pioneer Natural Resources Co.	24,300	1,334,556
Questar Corp.	19,025	1,676,483
Ultra Petroleum Corp. #	24,885	1,415,459
		7,898,843
Telecommunication Services - 11.9%
Brasil Telecom ADR	13,645	580,322
China Mobile Limited ADR	25,725	633,864
Telefonos de Mexico SA de CV ADR	25,940	551,744
Vodafone AirTouch PLC - ADR	16,660	432,660
SBC Communications, Inc.	31,605	757,572
		2,956,162
Water Utility - 4.0%
Aqua America, Inc.	15,947	606,305
United Utilities PLC - ADR	17,170	402,293
		1,008,598
Total Common Stocks	(Cost $17,477,674)	23,852,940

Repurchase Agreements - 4.5%
Morgan Stanley DW, Inc., 4.00%, 10/03/05, (Collateralized by $1,149,166 various Commercial Paper, at 4.00%, due 10/31/2005 - 1/3/2006, value - $1,143,420) purchase date 09/30/2005	1,121,000		1,121,000
Total Repurchase Agreements	(Cost $1,121,000)		1,121,000
Total Investments - 100.1%	(Cost $18,598,674	)(a)	24,973,940
Liabilities less Other Assets - (0.1%)			(33,471)
Total Net Assets - 100.0%			24,940,469
Trustee Deferred Compensation*
The Flex-funds Dynamic Growth Fund	1,042		8,617
The Flex-funds Quantex Fund	1,015		17,265
The Flex-funds Muirfield Fund	3,501		18,065
The Flex-funds Total Return Utilities Fund	737		14,968
Total Trustee Deferred Compensation	(Cost $50,806)		58,915

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$6,582,959
Unrealized depreciation	(207,693)

Net unrealized appreciation (depreciation)	$6,375,266

ADR	American Depositary Receipt

#	Represents non-income producing securities.

*	Assets of affiliates to The Total Return Utilities Fund held for the benefit of the Fund’s Trustees in connection with the Trustees Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2005 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)	Value ($)
Common Stocks - 85.9%
Basic Materials - 8.2%
Allegheny Technologies, Inc.	7,400	229,252
Ashland, Inc.	2,600	143,624
Eastman Chemical Co.	2,700	126,819
Engelhard Corp.	4,800	133,968
Hercules, Inc. #	10,000	122,200
Int’l Flavors & Fragrances, Inc.	3,700	131,868
Louisiana Pacific Corp.	5,700	157,833
Marathon Oil Corp.	614	42,323
Sigma - Aldrich Corp.	2,400	153,744
Temple - Inland, Inc.	4,300	175,655
		1,417,286
Communications - 8.1%
ADC Telecom., Inc. #	8,114	185,486
Andrew Corp. #	11,000	122,650
CenturyTel, Inc.	4,200	146,916
Ciena Corp. #	47,400	125,136
Citizens Communications Co.	10,200	138,210
Dow Jones & Co., Inc.	3,400	129,846
JDS Uniphase Corp. #	47,000	104,340
Meredith Corp.	2,700	134,703
Monster Worldwide, Inc. #	5,000	153,550
Tellabs, Inc. #	17,100	179,892
		1,420,729
Consumer Cyclical - 17.3%
Big Lots, Inc. #	12,600	138,474
Brunswick Corp.	3,000	113,190
Circuit City Stores, Inc.	10,500	180,180
Cooper Tire & Rubber Co.	6,900	105,363
Dana Corp.	8,500	79,985
Darden Restaurants, Inc.	5,400	163,998
Delphi Corp.	57,800	159,528
Delta Air Lines, Inc. #	21,100	15,825
Dillards, Inc.	5,500	114,840
Hasbro, Inc.	7,600	149,340
Jones Apparel Group, Inc.	3,900	111,150
Liz Claiborne, Inc.	3,600	141,552

Schedule of Investments

September 30, 2005 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)	Value ($)
Maytag Corp.	7,400	135,124
Navistar International Corp. #	3,400	110,262
OfficeMax, Inc.	4,800	152,016
Reebok International, Ltd.	3,200	181,024
Sabre Holdings Corp.	6,700	135,876
The Goodyear Tire & Rubber Co. #	10,000	155,900
Tiffany & Co.	4,600	182,942
Visteon Corp.	16,100	157,458
Wendy’s International, Inc.	3,700	167,055
Whirlpool Corp.	2,100	159,117
		3,010,199
Consumer Noncyclical - 11.5%
Alberto - Culver Co.	3,000	134,250
Bausch & Lomb, Inc.	2,300	185,564
Convergys Corp. #	9,800	140,826
Equifax, Inc.	5,300	185,182
Humana, Inc. #	4,800	229,824
King Pharmaceuticals, Inc. #	11,700	179,946
Manor Care, Inc.	4,200	161,322
Millipore Corp. #	3,000	188,670
Molson Coors Brewing Co.	2,000	128,020
Mylan Laboratories, Inc.	8,300	159,858
Supervalu, Inc.	4,300	133,816
Watson Pharmaceuticals, Inc. #	4,600	168,406
		1,995,684
Energy - 2.1%
Dynegy, Inc. #	32,700	154,017
Rowan Cos., Inc. #	5,700	202,293
		356,310
Financial - 2.5%
Apartment Investment & Management Co.	3,900	151,242
Federated Investors, Inc.	4,800	159,504
Janus Capital Group, Inc.	9,000	130,050
Wachovia Corp. Pref. Dividend Equalization	1,700	0
		440,796
Industrial - 14.9%
Allied Waste Industries, Inc. #	16,100	136,045

Schedule of Investments

September 30, 2005 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)	Value ($)
American Power Conversion Corp.	7,000	181,370
Applera Corp. - Applied Biosystems	7,000	162,680
Bemis Co.	5,200	128,440
Chemtura Corp.	11,560	143,575
Cummins, Inc.	1,800	158,382
Fluor Corp.	2,800	180,264
Goodrich Corp.	4,600	203,964
Pactiv Corp. #	5,800	101,616
Pall Corp.	4,900	134,750
PerkinElmer, Inc.	6,800	138,516
Power - One, Inc. #	17,500	96,950
Ryder System, Inc.	3,100	106,082
Sanmina - SCI Corp. #	17,900	76,791
Sealed Air Corp. #	2,700	128,142
Snap - On, Inc.	4,300	155,316
Stanley Works / The	3,000	140,040
Symbol Technologies, Inc.	8,800	85,184
Tektronix, Inc.	5,000	126,150
		2,584,257
Technology - 13.3%
Applied Micro Circuits Corp. #	36,400	109,200
BMC Software, Inc. #	8,100	170,910
Citrix Systems, Inc. #	6,300	158,382
Compuware Corp. #	23,600	224,200
Gateway, Inc. #	26,100	70,470
LSI Logic Corp. #	25,100	247,235
Mercury Interactive Corp. #	3,200	126,720
Novell, Inc. #	22,500	167,625
Novellus Systems, Inc. #	5,300	132,924
Nvidia Corp. #	6,300	215,964
Parametric Technology Corp. #	26,900	187,493
PMC - Sierra, Inc. #	14,200	125,102
QLogic Corp. #	3,900	133,380
Teradyne, Inc. #	8,800	145,200
Unisys Corp. #	14,700	97,608
		2,312,413
Utilities - 8.0%
Allegheny Energy, Inc. #	7,600	233,472
Calpine Corp. #	41,800	108,262

Schedule of Investments

September 30, 2005 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount($)		Value ($)
Centrepoint Energy, Inc.	13,100		194,797
CMS Energy Corp. #	14,200		233,590
Nicor, Inc.	3,900		163,917
Peoples Energy Corp.	3,400		133,892
Pinnacle West Capital Corp.	3,300		145,464
TECO Energy, Inc.	9,500		171,190
			1,384,584
Total Common Stocks	(Cost $13,137,908)		14,922,258
U.S. Government Obligations - 1.7%
U.S. Treasury Bill, 3.51%, due 12/01/2005 *	300,000		298,310
Total U.S. Government Obligations	(Cost $298,309)		298,310
Repurchase Agreements - 12.4%
Morgan Stanley DW, Inc., 4.00%, 10/03/05, (Collateralized by $2,207,096 various Commercial Paper, at 4.00%, due 10/31/2005 - 1/3/2006, value - $2,196,060) purchase date 09/30/2005	2,153,000		2,153,000
Total Repurchase Agreements	(Cost $2,153,000)		2,153,000
Total Investments - 100.0%	(Cost $15,589,217	)(a)	17,373,568
Other Assets less Liabilities - 0.0%			8,716
Total Net Assets - 100.0%			17,382,284
Trustee Deferred Compensation**
The Flex-funds Dynamic Growth Fund	1,532		12,670
The Flex-funds Quantex Fund	1,490		25,345
The Flex-funds Muirfield Fund	5,176		26,708
The Flex-funds Total Return Utilities Fund	1,131		22,971
Total Trustee Deferred Compensation	(Cost $78,421)		87,694
Futures Contracts

Schedule of Investments

September 30, 2005 (unaudited)

The Quantex Fund

	Long Contracts	Unrealized Appreciation (Depreciation)($)
Russell 2000 expiring December 2005, notional value $2,352,350	7	(19,425)
Total Futures Contracts		(19,425)

(a)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized in excess of federal income tax reporting of approximately $161,152. Cost for federal income tax purposes of $15,750,369 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,142,135
Unrealized depreciation	(518,936)

Net unrealized appreciation (depreciation)	$1,623,199

ADR	American Depositary Receipt

#	Represents non-income producing securities.

*	Pledged as collateral on Futures Contracts.

**	Assets of affiliates to The Flex-funds Quantex Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2005 (unaudited)

The Dynamic Growth Fund

Security Description	Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 94.0%
American Beacon Large Cap Value Fund	121,481		2,511,015
Brandywine Blue Fund #	69,744		2,185,766
First American Mid Cap Growth Opportunities Fund - Class A	151,256		6,284,687
Goldman Sachs Mid Cap Value Fund - Class A	311,202		11,604,723
HighMark Small Cap Value Fund - Class A #	64,755		1,208,975
Hotchkis & Wiley Large Cap Value Fund - Class A	129,198		3,076,198
Munder MidCap Core Growth Fund - Class A #	110,262		2,487,517
Munder Small-Cap Value Fund - Class A	10,885		300,097
Total Registered Investment Companies	(Cost $28,817,164)		29,658,978
U.S. Government Obligations - 1.3%
U.S. Treasury Bill, 3.51%, due 12/01/05 *	400,000		397,747
Total U.S. Government Obligations	(Cost $397,745)		397,747
Repurchase Agreements - 4.7%
Morgan Stanley DW, Inc., 4.00%, 10/03/05, (Collateralized by $1,508,985 various Commercial Paper, at 4.00%, due 10/31/2005 - 1/3/2006, value - $1,501,440) purchase date 09/30/2005	1,472,000		1,472,000
Total Repurchase Agreements	(Cost $1,472,000)		1,472,000
Total Investments - 100.0%	(Cost $30,686,909	)(a)	31,528,725
Other Assets less Liabilities - 0.0%			4,595
Total Net Assets - 100.0%			31,533,320
Trustee Deferred Compensation**
The Flex-funds Dynamic Growth Fund	712		5,888
The Flex-funds Quantex Fund	640		10,886
The Flex-funds Muirfield Fund	2,363		12,193
The Flex-funds Total Return Utilities Fund	489		9,932
Total Trustee Deferred Compensation	(Cost $31,636)		38,899
Futures Contracts

	Long Contracts		Unrealized Appreciation (Depreciation)($)
Standard & Poors MidCap 400 expiring December 2005, notional value $1,801,750	5		(11,875)
Total Futures Contracts			(11,875)

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$925,073
Unrealized depreciation	(83,257)

Net unrealized appreciation (depreciation)	$841,816

#	Represents non-income producing security.

*	Pledged as collateral on futures contracts.

**	Assets of affiliates to The Dynamic Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2005 (unaudited)

The Aggressive Growth Fund

Security Description	Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 94.0%
American Beacon Large Cap Value Fund	26,680		551,470
Brandywine Blue Fund #	35,322		1,107,003
Fidelity Advisor Leveraged Company Stock Fund - Class A	80,566		2,263,112
Goldman Sachs Mid Cap Value Fund - Class A	23,847		889,245
Harding Loevner Emerging Markets Portfolio	30,113		986,207
HighMark Small Cap Value Fund - Class A #	51,283		957,445
Hotchkis & Wiley Large Cap Value Fund - Class A	32,070		763,589
Munder MidCap Core Growth Fund - Class A #	132,250		2,983,557
Munder Small-Cap Value Fund - Class A	3,697		101,924
Total Registered Investment Companies	(Cost $10,146,596)		10,603,552
U.S. Government Obligations - 1.8%
U.S. Treasury Bill, 3.51%, due 12/01/05 *	200,000		198,874
Total U.S. Government Obligations	(Cost $198,873)		198,874
Repurchase Agreements - 4.2%
Morgan Stanley DW, Inc., 4.00%, 10/03/05, (Collateralized by $486,935 various Commercial Paper, at 4.00%, due 10/31/2005 - 1/3/2006, value - $484,500) purchase date 09/30/2005	475,000		475,000
Total Repurchase Agreements	(Cost $475,000)		475,000
Total Investments - 100.0%	(Cost $10,820,469	)(a)	11,277,426
Other Assets less Liabilities - 0.0%			2,207
Total Net Assets - 100.0%			11,279,633
Trustee Deferred Compensation**
The Flex-funds Dynamic Growth Fund	610		5,045
The Flex-funds Quantex Fund	529		8,998
The Flex-funds Muirfield Fund	2,003		10,335
The Flex-funds Total Return Utilities Fund	414		8,408
Total Trustee Deferred Compensation	(Cost $26,559)		32,786
Futures Contracts

	Long Contracts		Unrealized Appreciation (Depreciation)($)
Standard & Poors MidCap 400 expiring December 2005, notional value $360,350	1		7,700
Total Futures Contracts			7,700

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$502,917
Unrealized depreciation	(45,960)

Net unrealized appreciation (depreciation)	$456,957

#	Represents non-income producing securities.

*	Pledged as collateral on futures contracts.

**	Assets of affiliates to The Aggressive Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2005 (unaudited)

The U.S. Government Bond Fund

Security Description	Principal Amount($) or Shares		Value ($)
Registered Investment Companies - 20.0%
iShares GS$ InvesTop Corporate Bond Fund	11,700		1,280,331
Total Registered Investment Companies	(Cost $1,295,424)		1,280,331
U.S. Government Obligations - 76.6%
Federal Farm Credit, 2.32%, due 12/26/06	500,000		487,887
U.S. Treasury Bill, 3.38%, due 12/08/05*	100,000		99,371
U.S. Treasury Note, 4.625%, due 05/15/06	800,000		802,750
U.S. Treasury Note, 6.50%, due 10/15/06	500,000		511,563
U.S. Treasury Note, 2.625%, due 11/15/06	530,000		521,139
U.S. Treasury Note, 3.125%, due 05/15/07	400,000		393,312
U.S. Treasury Note, 3.375%, due 12/15/08	200,000		195,094
U.S. Treasury Note, 4.00%, due 06/15/09	400,000		397,188
U.S. Treasury Note, 5.00%, due 08/15/11	770,000		800,078
U.S. Treasury Note, 4.375%, due 08/15/12	300,000		301,687
U.S. Treasury Note, 4.00%, due 11/15/12	300,000		295,031
U.S. Treasury Note, 4.25%, due 11/15/13	100,000		99,547
Total U.S. Government Obligations	(Cost $4,908,907)		4,904,647
Repurchase Agreements - 2.8%
Morgan Stanley DW, Inc., 4.00%, 10/03/05, (Collateralized by $179,397 various Commercial Paper, at 4.00%, due 10/31/2005 - 1/3/2006, value - $178,500) purchase date 09/30/2005	175,000		175,000
Total Repurchase Agreements	(Cost $175,000)		175,000
Total Investments - 99.4%	(Cost $6,379,331	)(a)	6,359,978
Other Assets less Liabilities - 0.6%			41,149
Total Net Assets - 100.0%			6,401,127
Futures Contracts

	Long Contracts		Unrealized Appreciation (Depreciation)($)
U.S. Treasury 5-Year Note Futures expiring December 2005, notional value $320,578	3		(3,484)
Total Futures Contracts			(3,484)
Trustee Deferred Compensation**
The Flex-funds Dynamic Growth Fund	787		6,508
The Flex-funds Quantex Fund	807		13,727
The Flex-funds Muirfield Fund	2,683		13,844
The Flex-funds Total Return Utilities Fund	565		11,475
Total Trustee Deferred Compensation	(Cost $39,694)		45,554

(a)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized in excess of federal income tax reporting of approximately $21,563. Cost for federal income tax purposes of $6,400,894 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$13,578
Unrealized depreciation	(54,494)
Net unrealized appreciation (depreciation)	$(40,916)

*	Pledged as collateral on Futures.

**	Assets of affiliates to The U.S. Government Bond Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2005 (unaudited)

The Money Market Fund

Security Description	Coupon/Yield	Maturity	Principal Amount ($) or Shares		Value ($)
Corporate Obligations - 84.2%
Aquarium Holdings, KY**	3.89%*	10/06/05		108,000	108,000
ASIF Global Finance	2.65%	01/17/06		700,000	697,775
Baltimore Gas & Electric	6.25%	12/08/05		4,000,000	4,018,212
Bank Of America Corp.	6.20%	02/15/06		1,450,000	1,463,117
Bank Of America Corp.	6.50%	03/15/06		1,245,000	1,260,015
Bath Technologies, Inc.**	3.91%*	10/06/05		1,205,000	1,205,000
Beaver Creek Enterprise**	3.91%*	10/06/05		1,935,000	1,935,000
Boston Edison Co.**	4.10%*	10/15/05		3,000,000	3,000,599
Cascade Plaza Project**	3.91%*	10/06/05		7,997,000	7,997,000
CIT Group, Inc.	5.91%	11/23/05		7,500,000	7,524,464
Citifinancial	6.13%	12/01/05		600,000	602,000
Citigroup, Inc.	6.75%	12/01/05		5,000,000	5,023,401
Clark Grave Vault Co.**	3.89%*	10/06/05		750,000	750,000
Don’s Launderers-Cleaners, Inc.**	3.89%*	10/06/05		900,000	900,000
Dover Corp.	6.45%	11/15/05		3,595,000	3,605,942
Emerson Electric Co.	6.30%	11/01/05		1,000,000	1,001,895
Espanola/Nambe**	4.01%*	10/06/05		630,000	630,000
FleetBoston Financial	6.63%	12/01/05		5,200,000	5,223,244
Florida Power & Light	6.88%	12/01/05		1,000,000	1,004,666
Goldman Sachs Group	7.25%	10/01/05		4,150,000	4,150,000
Gordon Flesch Co. Project**	3.91%*	10/06/05		800,000	800,000
International Lease Finance	2.50%	11/15/05		1,000,000	998,780
Isaac Tire, Inc.**	3.89%*	10/06/05		805,000	805,000
JP Morgan & Co.	6.25%	12/15/05		500,000	502,305
JT2 LLC**	4.05%*	10/06/05		2,100,000	2,100,000
K.L. Morris, Inc.**	3.89%*	10/06/05		2,015,000	2,015,000
Keiser Street, Inc.**	3.91%*	10/06/05		1,620,000	1,620,000
Lowe’s Co.	7.50%	12/15/05		4,165,000	4,197,400
Martin Wheel Co, Inc.**	4.19%*	10/06/05		2,275,000	2,275,000
Mega Star Arbor LLC**	4.05%*	10/06/05		4,440,000	4,440,000
Merrill Lynch	6.15%	01/26/06		2,500,000	2,517,546
MetLife Insurance Co.***	3.60%*	10/01/05		10,000,000	10,000,000
Mubea, Inc.**	3.92%*	10/06/05		4,000,000	4,000,000
Old Kent Financial	6.63%	11/15/05		1,000,000	1,003,580
Osco Industries, Inc.**	3.96%*	10/06/05		900,000	900,000
O.K.I. Supply Co.**	3.89%*	10/06/05		1,185,000	1,185,000
Pfizer, Inc.**	3.66%*	11/04/05		2,665,000	2,664,919
Pharmacia Corp.	5.75%	12/01/05		500,000	501,419
Principal Life, Inc.**	3.61%*	10/14/05		1,500,000	1,500,049
Pro Tire, Inc.**	3.89%*	10/06/05		965,000	965,000
Seariver Maritime, Inc.	3.87%*	10/01/05		3,900,000	3,900,000
SGS Tool Co.**	4.01%*	10/06/05		240,000	240,000
SLM Corp.	2.75%	12/01/05		3,050,000	3,046,548
Southwestern Bell	6.60%	11/15/05		2,500,000	2,507,627
Springside Corp Exchange Partners LLC**	3.91%*	10/06/05		2,000,000	2,000,000
Taylor Brothers Properties LLC**	3.89%*	10/06/05		1,170,000	1,170,000
United Healthcare	7.50%	11/15/05		5,000,000	5,021,606
Verizon Global FDG	6.75%	12/01/05		3,000,000	3,013,897
Wal-Mart Stores	5.88%	10/15/05		3,200,000	3,202,788
White Castle Project**	3.91%*	10/06/05		5,500,000	5,500,000
Total Corporate Obligations			(Cost $	126,693,794)	126,693,794
U.S. Government Agency Obligations - 7.0%
Fannie Mae	2.25%	02/17/06		500,000	497,321
Federal Home Loan Bank	4.45%	10/11/05		500,000	500,067
Federal Home Loan Bank	6.41%	10/11/05		205,000	205,134
Federal Home Loan Bank	3.63%	11/15/05		300,000	300,053
Federal Home Loan Bank	2.23%	11/28/05		500,000	499,854
Federal Home Loan Bank	1.74%	12/30/05		1,000,000	994,946
Federal Home Loan Bank	3.00%	01/25/06		2,000,000	2,000,000

Federal Home Loan Bank	2.00%	02/27/06	500,000		496,862
Federal Home Loan Bank	3.60%*	10/24/05	2,000,000		2,000,000
Freddie Mac	4.38%	10/18/05	2,085,000		2,085,704
Freddie Mac	2.05%	11/28/05	1,000,000		997,658
Total U.S. Government Agency Obligations			(Cost $10,577,599)		10,577,599

Repurchase Agreements - 7.9%
Morgan Stanley DW, Inc., 4.00%, 10/03/05, (Collateralized by $12,103,659 various Commercial Paper, at 4.00%, due 10/31/2005 - 1/3/2006, value - $12,043,140) purchase date 09/30/2005			11,807,000		11,807,000
Total Repurchase Agreements			(Cost $11,807,000)		11,807,000
Total Investments - 99.1%			(Cost $149,078,393	)(a)	149,078,393
Other Assets less Liabilities - 0.9%					1,297,802
Total Net Assets - 100.0%					150,376,195

Trustee Deferred Compensation****
The Flex-funds Dynamic Growth Fund			1,321		10,925
The Flex-funds Quantex Fund			1,400		23,814
The Flex-funds Muirfield Fund			4,733		24,422
The Flex-funds Total Return Utilities Fund			1,098		22,300
Total Trustee Deferred Compensation			(Cost $77,361)		81,461

(a)	Cost for federal income tax and financial reporting purposes are the same.

*	Variable rate security. Interest rate is as of September 30, 2005. Maturity date reflects the next rate change date.

**	Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees. As of September 30, 2005, securities restricted as to resale to institutional investors represented 34.0% of Total Investments.

***	Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. As of September 30, 2005, illiquid securities represented 6.7% of Total Investments.

****	Assets of affiliates to The Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

Item 2.	Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Flex-funds

By:	/s/ BRUCE E. MCKIBBEN
Bruce E. McKibben, Treasurer

Date: November 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRUCE E. MCKIBBEN
Bruce E. McKibben, Treasurer

Date: November 15, 2005

By:	/s/ ROBERT S. MEEDER, JR.
Robert S. Meeder, Jr., President

Date: November 15, 2005